Unaudited Quarterly Financial Information	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information
UNAUDITED QUARTERLY FINANCIAL INFORMATION

The disclosures in this note apply to all Registrants unless indicated otherwise.

In management’s opinion, the unaudited quarterly information reflects all normal and recurring accruals and adjustments necessary for a fair presentation of the results of operations for interim periods.  Quarterly results are not necessarily indicative of a full year’s operations because of various factors.  The unaudited quarterly financial information for each Registrant is as follows:

Quarterly Periods Ended:	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
March 31, 2017
Total Revenues	$3,933.3	$343.6	$152.7	$792.8	$560.5	$746.1	$304.1	$401.3
Operating Income	1,097.1	83.2	90.4	220.2	118.7	150.7	20.8	53.7
Net Income	594.2	33.3	57.0	110.6	68.4	86.2	4.8	17.3
Earnings Attributable to Common Shareholders	592.2	NA	NA	NA	NA	NA	NA	16.3

June 30, 2017
Total Revenues	$3,576.5	$389.5	$229.4	$675.3	$467.3	$663.9	$344.7	$424.7
Operating Income	744.7	109.7	165.4	127.4	35.2	119.6	46.1	75.0
Net Income	376.2	49.0	107.4	52.1	10.5	62.3	20.4	25.1
Earnings Attributable to Common Shareholders	375.0	NA	NA	NA	NA	NA	NA	24.5

September 30, 2017
Total Revenues	$4,104.7	$431.2	$167.3	$719.3	$557.7	$742.0	$442.8	$517.6
Operating Income	986.5	129.7	95.1	173.0	115.1	154.5	86.8	137.0
Net Income	556.7	64.3	59.9	86.0	64.9	82.6	46.2	84.1
Earnings Attributable to Common Shareholders	544.7	NA	NA	NA	NA	NA	NA	73.1

December 31, 2017
Total Revenues	$3,810.4	$374.1	$173.8	$746.8	$535.7	$731.9	$335.6	$436.3
Operating Income	742.2	97.1	96.9	174.9	84.3	145.4	21.2	42.0
Net Income	401.8	163.9	61.8	82.6	42.9	92.8	0.6	11.0
Earnings Attributable to Common Shareholders	400.7	NA	NA	NA	NA	NA	NA	10.8

NA    Not applicable.

Quarterly Periods Ended:	AEP		AEP Texas		AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
March 31, 2016
Total Revenues	$4,044.9		$330.5		$79.6	$820.0	$532.7	$763.6	$274.3	$379.0
Operating Income	892.9		82.4		34.8	244.4	115.8	134.0	35.8	51.4
Income from Continuing Operations	503.1		35.0		—	—	—	—	—	—
Income (Loss) from Discontinued Operations, Net of Tax	—		(1.3)	(c)	—	—	—	—	—	—
Net Income	503.1		33.7		25.8	126.3	74.7	70.2	15.7	24.5

June 30, 2016
Total Revenues	$3,892.9		$365.0		$153.1	$673.5	$522.4	$730.8	$300.2	$427.0
Operating Income	866.2		103.4		108.1	158.3	94.8	138.6	59.0	85.9
Income from Continuing Operations	506.4		49.7		—	—	—	—	—	—
Income (Loss) from Discontinued Operations, Net of Tax	(2.5)	(a)	(0.7)	(c)	—	—	—	—	—	—
Net Income	503.9		49.0		74.8	73.4	51.3	74.6	28.9	44.3

September 30, 2016
Total Revenues	$4,652.2		$403.9		$125.3	$778.2	$597.6	$871.3	$401.7	$539.7
Operating Income (Loss)	(1,127.9)	(b)	112.4		76.4	204.4	131.4	171.6	98.4	147.4
Income (Loss) from Continuing Operations	(764.2)	(b)	55.5		—	—	—	—	—	—
Income (Loss) from Discontinued Operations, Net of Tax	—		(47.4)	(c)	—	—	—	—	—	—
Net Income (Loss)	(764.2)	(b)	8.1		52.4	104.1	75.4	99.9	52.8	84.4

December 31, 2016
Total Revenues	$3,790.1		$362.0		$120.0	$729.5	$514.9	$588.2	$273.6	$402.3
Operating Income	575.9		81.4		60.8	136.2	39.6	64.3	5.5	36.4
Income from Continuing Operations	375.2		55.2		—	—	—	—	—	—
Income from Discontinued Operations, Net of Tax	—		0.6	(c)	—	—	—	—	—	—
Net Income	375.2		55.8		39.7	65.3	38.5	37.5	2.6	16.5

(a)	Includes final accounting adjustment for sale of AEPRO (see Note 7).

(b)	Includes impairments for certain merchant generation assets (see Note 7).

(c)	Includes the transfer of the Wind Farms (see Note 7).

AEP

The unaudited quarterly financial information relating to Common Shareholders is as follows:

	2017 Quarterly Periods Ended
	March 31	June 30	September 30	December 31
Earnings Attributable to AEP Common Shareholders	$592.2	$375.0	$544.7	$400.7

Basic Earnings per Share Attributable to AEP Common Shareholders from Continuing Operations (b)	1.20	0.76	1.11	0.81

Diluted Earnings per Share Attributable to AEP Common Shareholders from Continuing Operations (b)	1.20	0.76	1.10	0.81

	2016 Quarterly Periods Ended
	March 31	June 30	September 30		December 31
Earnings (Loss) Attributable to AEP Common Shareholders	$501.2	$502.1	$(765.8)	(a)	$373.4

Basic Earnings (Loss) per Share Attributable to AEP Common Shareholders from Continuing Operations (b)	1.02	1.03	(1.56)	(a)	0.76
Basic Earnings (Loss) per Share Attributable to AEP Common Shareholders from Discontinued Operations (c)	—	(0.01)	—		—
Total Basic Earnings (Loss) per Share Attributable to AEP Common Shareholders (b)	1.02	1.02	(1.56)	(a)	0.76

Diluted Earnings (Loss) per Share Attributable to AEP Common Shareholders from Continuing Operations (b)	1.02	1.03	(1.56)	(a)	0.76
Diluted Earnings (Loss) per Share Attributable to AEP Common Shareholders from Discontinued Operations (c)	—	(0.01)	—		—
Total Diluted Earnings (Loss) per Share Attributable to AEP Common Shareholders (b)	1.02	1.02	(1.56)	(a)	0.76

(a)	Relates to impairments for certain merchant generation assets (see Note 7).

(b)	Quarterly Earnings per Share amounts are intended to be stand-alone calculations and are not always additive to full-year amount due to rounding.

(c)	Relates to final accounting adjustment for sale of AEPRO (see Note 7).